SHAREHOLDERS' EQUITY (Narrative) (Details)						1 Months Ended					2 Months Ended	6 Months Ended	12 Months Ended
	Jan. 14, 2021 USD ($) $ / shares shares	Jan. 04, 2021 USD ($) $ / shares shares	Jan. 04, 2021 USD ($) Shares $ / shares shares	Sep. 02, 2020 USD ($) $ / shares shares	Aug. 06, 2019 USD ($)	Dec. 31, 2022 ₪ / shares $ / shares shares	Nov. 16, 2021 USD ($) Shares	Feb. 19, 2021 USD ($)	Jan. 31, 2021 $ / shares shares	Jul. 24, 2020 USD ($) Shares	Nov. 02, 2020 USD ($) $ / shares shares	Sep. 30, 2021 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Aug. 06, 2019 USD ($)	Dec. 31, 2021 ₪ / shares shares
Disclosure of detailed information about business combination [line items]
Ordinary shares issued | shares	3,803,594	883,534	883,534	5,882,353		41,260,439			3,803,594		3,920,000	726,832					41,170,168
Ordinary shares per share | (per share)				$ 1.7		₪ 0.02					$ 2.5						₪ 0.02
Weighted average share price | $ / shares	$ 7.36								$ 7.36			$ 3.64
Aggregate offering price		$ 9,000						$ 50,000,000
Exercise/vested other equity instrument | Shares			883,534
Pre-funded warrants | shares		883,534	883,534								883,534
Pre-funded warrant per share | $ / shares											$ 2.49
Exercise price per warrant | $ / shares		$ 0.01	$ 0.01								$ 0.01
Gross proceeds from ordinary shares and pre-funded warrants	$ 28,000,000		$ 9,000	$ 10,000,000							$ 12,000,000	$ 2,600,000
Proceeds from exercise of options													$ 7,000	$ 484,000	$ 59,000
ATM offering [Member]
Disclosure of detailed information about business combination [line items]
Ordinary shares issued | shares						28,507
Weighted average share price | $ / shares						₪ 0.77							$ 0.77
Gross proceeds from ordinary shares and pre-funded warrants													$ 22,000
Lavie Bio Ltd [Member]
Disclosure of detailed information about business combination [line items]
Investments in subsidiaries reported in separate financial statements					$ 10,000,000											$ 10,000,000
Ownership percentage					72.16%											72.16%
Ownership percentage held by other entity in subsidiary					$ 27,840											$ 27,840
Exercise of options and vesting of restricted share units (“RSUs”) | Shares							203,826
Non-controlling interest							1.99%
Lavie Bio Ltd [Member] | Share premium and other capital reserve
Disclosure of detailed information about business combination [line items]
Increase in equity																17,406,000
Lavie Bio Ltd [Member] | Non-controlling Interests
Disclosure of detailed information about business combination [line items]
Increase in equity																$ 10,042,000
Proceeds from exercise of options							$ 378,000
AgPlenus Ltd [Member]
Disclosure of detailed information about business combination [line items]
Exercise of options and vesting of restricted share units (“RSUs”) | Shares										36,520
Non-controlling interest										1.66%
AgPlenus Ltd [Member] | Non-controlling Interests
Disclosure of detailed information about business combination [line items]
Proceeds from exercise of options										$ 82,000